other operating income	6 Months Ended
Jun. 30, 2019
other operating income
other operating income

7     other operating income

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
Government assistance, including deferral account amortization		$5	$6	$12	$12
Investment income, gain(loss) on disposal of assets and other		4	7	13	26
Interest income	21(c)	1	—	2	1
		$10	$13	$27	$39